Reinsurance (Tables)	12 Months Ended
Dec. 31, 2019
Insurance Contracts [Abstract]
Disclosure of reinsurers' share of amounts arising from insurance contracts
Reinsurers’ share of insurance contract liabilities was comprised as follows:

	December 31, 2019			December 31, 2018
	Gross recoverable from reinsurers	Provision for uncollectible reinsurance(1)	Recoverable from reinsurers	Gross recoverable from reinsurers	Provision for uncollectible reinsurance(1)	Recoverable from reinsurers
Provision for losses and loss adjustment expenses	6,956.7	(21.9)	6,934.8	6,482.3	(23.2)	6,459.1
Reinsurers’ share of paid losses	776.9	(139.6)	637.3	792.6	(141.6)	651.0
Provision for unearned premiums	1,583.7	—	1,583.7	1,290.8	—	1,290.8
	9,317.3	(161.5)	9,155.8	8,565.7	(164.8)	8,400.9

Current			4,314.8			4,121.2
Non-current			4,841.0			4,279.7
			9,155.8			8,400.9

(1)	Management of credit risk associated with reinsurance recoverables is discussed in note 24.
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance for the years ended December 31 were as follows:

	2019
	Paid losses	Unpaid losses	Unearned premiums	Provision for uncollectible reinsurance	Recoverable from reinsurers
Balance – January 1	792.6	6,482.3	1,290.8	(164.8)	8,400.9
Reinsurers’ share of losses paid to insureds	2,299.4	(2,299.4)	—	—	—
Reinsurance recoveries received	(2,277.0)	—	—	—	(2,277.0)
Reinsurers’ share of unpaid losses and premiums earned	—	3,069.6	(3,381.3)	—	(311.7)
Premiums ceded to reinsurers	—	—	3,675.6	—	3,675.6
Change in provision, recovery or write-off of impaired balances	(20.6)	—	—	3.4	(17.2)
Acquisitions of subsidiaries (note 23) and reinsurance transactions	0.2	8.7	2.9	—	11.8
Assets held for sale (note 23)	(19.4)	(241.0)	—	0.4	(260.0)
Foreign exchange effect and other	1.7	(63.5)	(4.3)	(0.5)	(66.6)
Balance – December 31	776.9	6,956.7	1,583.7	(161.5)	9,155.8

	2018
	Paid losses	Unpaid losses	Unearned premiums	Provision for uncollectible reinsurance	Recoverable from reinsurers
Balance – January 1	593.7	6,216.2	1,169.0	(166.4)	7,812.5
Reinsurers’ share of losses paid to insureds	2,233.3	(2,233.3)	—	—	—
Reinsurance recoveries received	(2,012.6)	—	—	—	(2,012.6)
Reinsurers’ share of unpaid losses and premiums earned	—	2,774.4	(2,935.4)	—	(161.0)
Premiums ceded to reinsurers	—	—	3,097.3	—	3,097.3
Change in provision, recovery or write-off of impaired balances	(5.5)	(2.5)	—	(0.2)	(8.2)
Acquisitions of subsidiaries (note 23) and reinsurance transactions(1)	0.1	30.1	4.2	—	34.4
Foreign exchange effect and other	(16.4)	(302.6)	(44.3)	1.8	(361.5)
Balance – December 31	792.6	6,482.3	1,290.8	(164.8)	8,400.9

(1)	Includes recoverable from reinsurers of $23.9 related to the Part VII transfer component of the RiverStone (UK) acquisition transactions (note 8).